UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 127.7%
Real Estate Investment Trusts (“REITs”) 127.7%
Apartments 17.5%
American Campus Communities, Inc.	540,102	15,819,587
Apartment Investment & Management Co. "A"	1,288,859	58,166,207
BRE Properties, Inc.	229,900	12,858,307
Home Properties, Inc. (a)	321,700	16,786,306
UDR, Inc.	873,200	21,236,224

		124,866,631
Diversified 3.7%
Crystal River Capital, Inc. 144A	332,500	5,589,325
iStar Financial, Inc. (a)	381,700	12,973,983

NorthStar Realty Finance Corp. (a)	397,300	3,945,189
Quadra Realty Trust, Inc.	428,000	4,078,840

		26,587,337
Health Care 13.5%
Health Care REIT, Inc. (a)	78,300	3,463,992
LTC Properties, Inc.	248,300	5,877,261
Nationwide Health Properties, Inc. (a)	357,800	10,780,514
OMEGA Healthcare Investors, Inc.	791,000	12,284,230
Senior Housing Properties Trust	1,386,900	30,595,014
Ventas, Inc.	810,200	33,542,280

		96,543,291
Hotels 14.5%
Ashford Hospitality Trust	3,429,554	34,467,018
Canyon Ranch Holdings LLC (Units)	864,000	21,961,774
DiamondRock Hospitality Co.	1,037,050	18,055,041
FelCor Lodging Trust, Inc.	202,927	4,044,335
Hersha Hospitality Trust	120,150	1,189,485
Hospitality Properties Trust	581,250	23,627,812

		103,345,465
Industrial 13.1%
First Industrial Realty Trust, Inc. (a)	1,119,500	43,514,965
Liberty Property Trust	1,234,500	49,639,245

		93,154,210
Office 24.1%
BioMed Realty Trust, Inc.	407,200	9,813,520
Digital Realty Trust, Inc.	791,000	31,157,490
Duke Realty Corp.	627,550	21,217,465
Highwoods Properties, Inc.	754,800	27,678,516
HRPT Properties Trust	4,221,700	41,752,613
Lexington Realty Trust (a)	699,250	13,991,993
Mack-Cali Realty Corp.	639,382	26,278,600

		171,890,197
Other 0.9%
Deerfield Triarc Capital Corp. (a)	695,900	6,297,895
Regional Malls 21.7%
CBL & Associates Properties, Inc.	535,650	18,774,533
Feldman Mall Properties, Inc.	173,150	1,309,014
Glimcher Realty Trust (a)	2,062,753	48,474,695
Pennsylvania Real Estate Investment Trust	850,339	33,112,201
Simon Property Group, Inc.	533,800	53,380,000

		155,050,443
Shopping Centers 11.2%
Inland Real Estate Corp. (a)	706,900	10,949,881
National Retail Properties, Inc. (a)	395,750	9,648,385
Ramco-Gershenson Properties Trust	754,800	23,579,952
Realty Income Corp. (a)	1,289,200	36,033,140

		80,211,358
Specialty Services 2.3%
Entertainment Properties Trust	265,400	13,482,320
One Liberty Properties, Inc.	150,000	2,917,500

		16,399,820

Storage 5.2%
Extra Space Storage, Inc.	2,416,203	37,185,364

Total Common Stocks (Cost $750,537,370)		911,532,011
Preferred Stocks 17.1%
Real Estate Investment Trusts 17.1%
Apartments 2.0%
Apartment Investment & Management Co., 8.0%, Series T	136,200	3,370,950
Associated Estates Realty Corp., 8.7%, Series II	429,000	10,939,500

		14,310,450
Diversified Financial Services 0.4%
Northstar Realty Finance Corp., 8.25%, Series B	131,600	2,632,000
Health Care 1.0%
LTC Properties, Inc., 8.0%, Series F	300,000	7,278,000
Hotels 7.4%
AP AIMCAP Corp. 8.25%, Series A (a)	348,200	6,822,561
Equity Inns, Inc. 8.0%, Series C	379,800	6,133,770
FelCor Lodging Trust, Inc., 8.0%, Series C	75,000	1,781,250
Host Hotels & Resorts, Inc., 8.875%, Series E	204,400	5,237,750
LaSalle Hotel Properties, 8.375%, Series B	270,000	6,716,250
Strategic Hotels & Resorts, Inc. 8.25%, Series A	332,500	8,530,720
Strategic Hotels & Resorts, Inc. 8.25%, Series B	115,400	2,773,212
Sunstone Hotel Investors, Inc., 8.0%, Series A	633,500	14,982,275

		52,977,788
Manufactured Homes 0.2%
American Land Lease, Inc., 7.75%, Series A	51,000	1,134,750
Office 3.9%
Digital Realty Trust, Inc., 8.5%, Series A	356,700	9,118,144
SL Green Realty Corp., 7.625%, Series C	775,000	18,948,750

		28,066,894
Regional Malls 1.1%
Taubman Centers, Inc., 8.0%, Series G	329,253	8,231,325
Shopping Centers 1.1%
Cedar Shopping Centers, Inc., 8.875%	300,000	7,578,000

Total Preferred Stocks (Cost $128,648,840)		122,209,207
Securities Lending Collateral 22.6%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $161,296,938)	161,296,938	161,296,938
Cash Equivalents 1.7%
Cash Management QP Trust, 5.14% (b) (Cost $11,884,294)	11,884,294	11,884,294
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,052,367,442)	169.1	1,206,922,450
Other Assets and Liabilities, Net (a)	(20.1)	(143,151,121)
Preferred Stock, at Liquidation Value	(49.0)	(350,000,000)

Net Assets, Applicable to Common Shareholders	100.0	713,771,329

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)

All or a portion of these securities were on loan amounting to $154,827,654. In addition, included in other assets and liabilities are pending sales amounting to $2,445,267, that are also on loan. The value of all securities loaned at September 30, 2007 amounted to $157,272,921 which is 22.0% of net assets.

(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)				Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

1/14/2004 1/14/2008	87,500,000[1]	Fixed — 2.992%	USD — Floating LIBOR BBA	596,138
11/26/2003 11/26/2008	87,500,000[1]	Fixed — 3.589%	USD — Floating LIBOR BBA	1,119,107
11/26/2003 11/26/2010	87,500,000[1]	Fixed — 4.064%	USD — Floating LIBOR BBA	1,550,255
Total net unrealized appreciation				3,265,500

Counterparties:
1	UBS AG
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007